RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses
	Years ended December 31
	2010	2011	2012
Research and development	19,336	20,133	15,556
Less: research and development grants	(1,629)	(1,128)	(6,675)
Research and development, net	17,707	19,005	8,881